CONSOLIDATED BALANCE SHEET	Jun. 30, 2025 USD ($)
Current assets
Cash	$ 111,397
Inventory	5,135
Right of use asset	18,201
Total current assets	134,733
Goodwill	2,696,018
Furniture and equipment	1,000
Domain List	1,000
Total Assets	2,832,751
Current liabilities
Accounts payable and accrued expenses	40,513
Lease liability	18,201
Due to AppLife Holdings	150,000
Derivative liability - common stock warrants	802,589
Other current liabilities	1,679,514
Total current liabilities	2,690,817
Total liabilities	3,644,529
Stockholders' deficit
Common Stock, Par value $0.001 per share, 5 billion shares Authorized and 2,000,000,000 shares issued and outstanding	2,000,000
Additional paid-in capital	809,999
Accumulated (deficit)	(3,621,781)
Total stockholders' deficit	(811,778)
Total liabilities and stockholders' deficit	2,832,751
Series B Preferred Stock
Current liabilities
Convertible preferred stock liability - Series B preferred stock, Par value $0.001 per share, 20,000 shares authorized and 12,850 issued and outstanding. Stated value of $1,285,000	953,712
Series C Preferred Stock
Stockholders' deficit
Preferred shares	3
Total stockholders' deficit	3
Series D Preferred Stock
Stockholders' deficit
Preferred shares	1
Total stockholders' deficit	$ 1